Investments for account of policyholders (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Investments for Account of Policyholders

	Note	2021	2020

Shares		29,539	25,288

Debt securities		19,821	19,885

Money market and other short-term investments		1,482	1,051

Deposits with financial institutions		4,105	4,185

Unconsolidated investment funds		191,950	168,777

Other		3,493	4,520

Total investments for account of policyholders at fair value through profit or loss, excluding derivatives		250,390	223,705

Investments in real estate	23.1	563	467

Total investments for account of policyholders		250,953	224,172

Summary of Investments in Real Estate for Account of Policyholders

	2021	2020

At January 1	467	586

Additions	54	-

Subsequent expenditure capitalized	6	4

Disposals	(43)	(56)

Fair value gains / (losses)	46	(36)

Net exchange differences	32	(31)
At December 31	563	467

Summary of investment properties are leased out under operating leases

The investment properties are leased out under operating leases.
	2021	2020	2019

Rental income reported as part of investment income	30	27	42

Direct operating expenses from investment in real estate for account of policyholders	4	8	6